Related Party Balances	12 Months Ended
Sep. 30, 2025
Related Party Balances [Abstract]
RELATED PARTY BALANCES

11. RELATED PARTY BALANCES

As of September 30, 2025, the amount due to the related parties consisted of the following:

Name	Amount (US$)	Relationship	Note
Yitong Asia Investment Pte. Ltd.	$46,300	Shareholders	Other payables, interest free and payment on demand.

As of September 30, 2024, the amount due to the related parties consisted of the following:

Name	Amount (US$)	Relationship	Note
Shareholders	$5,000	Shareholders	Repurchase of ordinary shares